Summary of Significant Accounting Policies (Details) - Schedule of company determined that it has the following operating segments	12 Months Ended
Dec. 31, 2022
Distribution Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Insurance Brokerage Service
Business Activities	– Facilitating the placement of insurance, investment, real estate and other financial products and services to our customers, through licensed brokers, in exchange for initial and ongoing commissions received from product providers, including insurance companies, fund houses and other product specialists
Platform Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Asset Management Service
Business Activities	– Providing access to financial products and services to licensed brokers.
Platform Business One [Member]
Segment Reporting Information [Line Items]
Business Activities	– Providing operational support for the submission and processing of product applications.
Platform Business Two [Member]
Segment Reporting Information [Line Items]
Business Activities	– Providing supporting tools for commission calculations, customer engagement, sales team management, customer conversion, etc.
Platform Business Three [Member]
Segment Reporting Information [Line Items]
Business Activities	– Providing training resources and materials.
Platform Business Four [Member]
Segment Reporting Information [Line Items]
Business Activities	– Facilitating the placement of investment products for the fund and/or product provider, in exchange for the fund management services
Platform Business Five [Member]
Segment Reporting Information [Line Items]
Scope of Service	Money Lending Service
Business Activities	– Providing the lending services whereby the Company makes secured and/or unsecured loans to creditworthy customers
Platform Business Six [Member]
Segment Reporting Information [Line Items]
Scope of Service	Real Estate Agency Service
Business Activities	– Solicitation of real estate sales for the developers, in exchange for commissions
Fintech Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Investment holding
Business Activities	– Managing an ensemble of fintech investments
Healthcare Business [Member]
Segment Reporting Information [Line Items]
Scope of Service	Investment holding
Business Activities	– Managing an ensemble of healthcare-related investments